SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Intrinsic value	$ 2,344,489	$ 1,951,117
Exercise Price Range 1.01 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 15.15	$ 15.15
Share based compensation Number of option outstanding	132,391	132,388
Share based compensation number of options exercisable	132,391	132,398
Remaining Life in Years	6 years 8 months 4 days	7 years 5 months 4 days
Intrinsic value	$ 1,767,489	$ 1,509,317
Exercise Price Range 1.25 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 18.75	$ 18.75
Share based compensation Number of option outstanding	35,998	44,333
Share based compensation number of options exercisable	34,981	14,228
Remaining Life in Years	8 years 4 months 28 days	9 years 1 month 2 days
Intrinsic value	$ 351,000	$ 110,983
Exercise Price Range 1.37 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 20.55	$ 20.55
Share based compensation Number of option outstanding	13,333	13,333
Share based compensation number of options exercisable	13,333	10,666
Remaining Life in Years	7 years 10 months 17 days	8 years 7 months 17 days
Intrinsic value	$ 106,000	$ 64,000
Exercise Price Range 1.75 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 26.25	$ 26.25
Share based compensation Number of option outstanding	53,332	53,333
Share based compensation number of options exercisable	18,666	2,666
Remaining Life in Years	9 years 1 month 28 days	9 years 10 months 2 days
Intrinsic value	$ 120,000	$ 800
Exercise Price Range 1.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 33.00
Share based compensation Number of option outstanding	26,664
Share based compensation number of options exercisable	4,000
Remaining Life in Years	9 years 8 months 8 days
Intrinsic value
Exercise Price Range 1.33 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 19.95
Share based compensation Number of option outstanding	261,718
Share based compensation number of options exercisable	203,371
Remaining Life in Years	7 years 9 months 14 days
Intrinsic value	$ 2,344,489
Exercise Price Range At One Point Two Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 18.60
Share based compensation Number of option outstanding		243,387
Share based compensation number of options exercisable		159,958
Remaining Life in Years		8 years 4 months 2 days
Intrinsic value		$ 1,951,117